Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Statutory federal income tax rate:	35.00%		35.00%		35.00%
Depreciation differences	(1.00%)		(1.00%)		(3.00%)
Amortization of investment tax credit	(1.00%)		(1.00%)		(1.00%)
State tax	5.00%		4.00%		5.00%
Reserve for uncertain tax positions			1.00%		(1.00%)
Tax credits			(1.00%)		(1.00%)
Change in federal tax law		[1]		[1]	2.00%	[1]
Permanent items	(1.00%)	[2]		[2]		[2]
Effective income tax rate	37.00%		37.00%		36.00%

[1]	Relates to change in taxation of prescription drug benefits to retiree participants from the enactment in 2010 of the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010.
[2]	Permanent items are treated differently for book and tax purposes and primarily include nondeductible expense related to lobbying and stock issuance expenses.